Income Taxes (Tables) - Adagio Medical Inc	12 Months Ended
Dec. 31, 2023
Summary of components of pretax loss from operations

The components of pretax loss from operations for the years ended December 31, 2023 and 2022 are as follows (dollars in thousands):

	2023	2022
Years ended December 31,	(As Restated)
U.S.	$(36,517)	$(20,744)
Foreign	(73)	(2,929)
Pretax loss from operations	$(36,590)	$(23,673)

Summary of reconciliation of income tax computed at the U.S. federal statutory tax rate to the total income tax expense

The following table presents a reconciliation of income tax computed at the U.S. federal statutory tax rate to the total income tax expense for the years ended December 31, 2023 and 2022 (dollars in thousands):

	2023		2022
Years ended December 31,	Amount	Tax Rate	Amount	Tax Rate
	(As Restated)	(As Restated)
Income tax benefit at federal statutory rate	$(7,684)	21.0%	$(4,972)	21.0%
Adjustments for tax effects of:
Permanent adjustments	448	(1.2)%	28	(0.1)%
Change in FV of convertible note	1,456	(4.0)%	—	—%
NOL true-up adjustment	2,922	(8.0)%	—	—%
Foreign rate differential	(11)	(0.0)%	18	(0.1)%
Change in federal valuation allowance	2,869	(7.8)%	4,926	(20.8)%
Income tax expense	$—	—%	$—	—%

Summary of components of deferred tax assets and liabilities

Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2023 and 2022 are as follows (in thousands):

	December 31, 2023	December 31, 2022
Deferred tax assets:
Net operating losses	$25,786	$26,489
Capitalized research costs	4,456	1,737
Research and development credit	1,604	1,604
Accrued compensation	392	283
Stock-based compensation	269	97
Operating lease liabilities	14	54
Other	114	91
Total deferred tax assets	32,635	30,355
Less: Valuation allowance	(32,100)	(29,981)
Total deferred tax assets, net of valuation allowance	535	374
Deferred tax liabilities:
Right-of-use assets	(14)	(53)
Unrecognized tax benefit	(521)	(321)
Total deferred tax liabilities	(535)	(374)
Net deferred tax assets (liabilities)	$—	$—

Summary of changes to unrecognized tax benefits

The following table summarizes the changes to unrecognized tax benefits as of December 31, 2023 and 2022 (in thousands):

Years ended December 31,	2023	2022
Balance at beginning of year	$321	$321
Gross increases – tax positions during the year	200	—
Balance at end of year	$521	$321